Other Receivables (Tables)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Schedule of Other Receivables
Other Receivables consist of the following at year end:

	2025	2024
Tax Credits (i)	$50,668	$9,622
Related parties receivables	10,390	9,064
Insurance claim receivables	4,711	5,670
Others	18,705	18,113
	$84,474	$42,469

(i) See note 8 for further information about the Brazilian federal tax credit.